Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves and Other Equity Interests [Abstract]
Components of authorized and issued share capital
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2019	24,417,639	407,900
Shares acquired for equity incentive plan	(128,304)	(2,514)
Issuance of share capital on purchase of management contracts	104,720	2,500
Shares released on vesting of equity incentive plan	248,883	4,361
Issuance of share capital on exercise of stock options	150,000	5,159
Shares acquired and cancelled under normal course issuer bid	(112,343)	(2,024)
Issuance of share capital on conversion of RSUs	103,269	2,231
Issuance of share capital under dividend reinvestment program	5,501	145
At Dec. 31, 2020	24,789,365	417,758
Shares acquired for equity incentive plan	(237,172)	(10,201)
Issuance of share capital to settle contingent consideration	93,023	3,000
Shares released on vesting of equity incentive plan	237,626	4,382
Issuance of share capital on conversion of RSUs	105,291	2,341
Issuance of share capital under dividend reinvestment program	3,487	145
At Dec. 31, 2021	24,991,620	417,425
Contributed surplus consists of: stock option expense; earn-out shares expense; equity incentive plans' expense; and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2019	43,160
Stock-based compensation	4,517
Issuance of share capital on conversion of RSUs	(2,231)
Share-based contingent consideration related to the Tocqueville acquisition	4,879
Released on exercise of stock option plan	(2,655)
Released on vesting of common shares for equity incentive plan	(4,361)
At Dec. 31, 2020	43,309
Issuance of share capital to settle contingent consideration	(4,879)
Shares released on vesting of equity incentive plan	(4,382)
Stock-based compensation	3,650
Issuance of share capital on conversion of RSUs	(2,341)
At Dec. 31, 2021	35,357

Summary of changes in Stock option plan
A summary of the changes in the Plan is as follows:

	Number of options	Weighted average exercise price (CAD $)

Options outstanding, Dec. 31, 2019	327,500	25.70
Options exercisable, Dec. 31, 2019	257,500	26.00
Options outstanding, Dec. 31, 2020	162,500	23.61
Options exercisable, Dec. 31, 2020	162,500	23.61
Options outstanding, Dec. 31, 2021	162,500	23.61
Options exercisable, Dec. 31, 2021	162,500	23.61

Schedule of outstanding and exercisable options
Options outstanding and exercisable as at December 31, 2021 are as follows:

Exercise price (CAD $)	Number of options outstanding	Weighted average remaining contractual life (years)	Number of options exercisable

23.30	150,000	4.1	150,000
27.30	12,500	4.4	12,500
23.30 to 27.30	162,500	4.1	162,500

Schedule of outstanding and exercisable options
Options outstanding and exercisable as at December 31, 2021 are as follows:

Exercise price (CAD $)	Number of options outstanding	Weighted average remaining contractual life (years)	Number of options exercisable

23.30	150,000	4.1	150,000
27.30	12,500	4.4	12,500
23.30 to 27.30	162,500	4.1	162,500

Schedule of outstanding common shares under Equity incentive plan

Number of common shares

Unvested common shares held by the Trust, Dec. 31, 2019	895,438
Acquired	128,304
Released on vesting	(248,883)
Unvested common shares held by the Trust, Dec. 31, 2020	774,859
Acquired	237,172
Released on vesting	(237,626)
Unvested common shares held by the Trust, Dec. 31, 2021	774,405

Breakdown of share-based compensation expense and corresponding increase to contributed surplus
Of the $76.7 million compensation expense for the year ended December 31, 2021 (December 31, 2020 - $57.6 million), $3.7 million (December 31, 2020 - $4.5 million) relates to stock-based compensation, details of which are presented in the table below (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020

Stock option plan	—	10
EIP	3,650	4,507
Total stock-based compensation	3,650	4,517

Calculation of basic and diluted earnings per common share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020

Numerator (in thousands $):
Net income - basic and diluted	33,185	26,978

Denominator (Number of shares in thousands):
Weighted average number of common shares	25,695	25,464
Weighted average number of unvested shares purchased by the Trust	(817)	(976)
Weighted average number of common shares - basic	24,878	24,488
Weighted average number of dilutive stock options	163	163
Weighted average number of unvested shares under EIP	867	1,132
Weighted average number of common shares - diluted	25,908	25,783

Net income per common share
Basic	1.33	1.10
Diluted	1.28	1.05